UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22227

IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Item 1. Schedule of Investments

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

January 31, 2014 (unaudited)

	Shares	Value

Investment Companies — 87.6%

Aggregate Bond Funds — 23.6%
iShares Core Total US Bond Market ETF	649,815	$ 70,134,533
SPDR Barclays Aggregate Bond ETF	53,518	3,054,272
Vanguard Total Bond Market ETF	1,007,709	81,916,665

Total Aggregate Bond Funds		155,105,470

Commodity Fund — 0.6%
PowerShares DB Commodity Index Tracking Fund*	149,904	3,729,611

Corporate Bond Funds — 9.0%
iShares Credit Bond ETF	8,386	911,726
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	146,311	17,021,822
PowerShares Senior Loan Portfolio	1,666,829	41,520,710

Total Corporate Bond Funds		59,454,258

Currency Funds — 1.4%
CurrencyShares Japanese Yen Trust*(a)	7,242	692,191
WisdomTree Emerging Currency Strategy Fund*(a)	442,568	8,625,650

Total Currency Funds		9,317,841

Currency Harvest Fund — 0.2%
PowerShares DB G10 Currency Harvest Fund*(a)	44,382	1,107,775

Equity Funds — 10.2%
iShares MSCI EAFE ETF	777,961	49,486,099
Vanguard FTSE Developed Markets ETF(a)	450,029	17,780,646

Total Equity Funds		67,266,745

International Bond Funds — 2.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	98,339	10,551,775
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	209,555	5,601,405

Total International Bond Funds		16,153,180

Real Estate Fund — 0.7%
SPDR Dow Jones International Real Estate ETF(a)	109,893	4,338,576

Short-Term Treasury Bond Funds — 13.1%
iShares 1-3 Year Treasury Bond ETF(a)	321,469	27,180,204
iShares Short Treasury Bond ETF	83,995	9,259,609
SPDR Barclays 1-3 Month T-Bill ETF*(a)	77,064	3,527,219
Vanguard Short-Term Bond ETF	574,127	46,131,104

Total Short-Term Treasury Bond Funds		86,098,136

Treasury Inflation-Protected Securities Bond Fund — 6.1%
iShares TIPS Bond ETF	359,017	40,285,297

	Shares	Value

Investment Companies (continued)

U.S. Large Cap Equity Funds — 16.4%
iShares Russell 1000 Growth ETF	1,032,918	$ 86,227,995
SPDR S&P 500 ETF Trust(a)	119,084	21,218,387

Total U.S. Large Cap Equity Funds		107,446,382

U.S. Small Cap Equity Fund — 3.8%
iShares Russell 2000 ETF(a)	220,725	24,756,516

Total Investment Companies — 87.6%
(Cost $560,355,653)		575,059,787

Short-Term Investment — 10.4%

Money Market Fund — 10.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $68,163,264)	68,163,264	68,163,264

Investment of Cash Collateral For Securities Loaned — 13.2%

Money Market Fund — 13.2%
BNY Mellon Overnight Government Fund, 0.02%(c)
(Cost $86,519,615)	86,519,615	86,519,615

Total Investments — 111.2%
(Cost $715,038,532)		$ 729,742,666
Liabilities in Excess of Other Assets — (11.2)%(d)		(73,427,875)
Net Assets — 100.0%		$ 656,314,791

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $84,338,718; total market value of collateral held by the Fund was $86,519,615.
(b)	Rate shown reflects the 7-day yield at January 31, 2014.
(c)	Rate shown reflects the 1-day yield at January 31, 2014.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on futures and swap contracts.

ETF — Exchange Traded Fund

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2014 (unaudited)

Open futures contracts outstanding at January 31, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation
E-Mini Future Euro FX Future	Morgan Stanley	March 2014	(284)	$(24,391,303)	$(23,934,100)	$457,203
Gold 100 Oz Future	Morgan Stanley	April 2014	(24)	(3,001,020)	(2,975,520)	25,500
Mini MSCI Emerging Market Index Future	Morgan Stanley	March 2014	(24)	(1,160,169)	(1,110,360)	49,809
Silver Future	Morgan Stanley	March 2014	(3)	(301,479)	(286,800)	14,679
						$547,191

Cash posted as collateral to broker for futures contracts was $602,220 at January 31, 2014.

Total return swap contracts outstanding at January 31, 2014:
	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)[1]
iPath S&P 500 VIX Mid-Term Futures ETN	(2.76)%	4/17/2014	$(4,072,628)	$—
iShares U.S. Real Estate ETF	(0.74)%	4/17/2014	(23,554,989)	—
SPDR Barclays Convertible Securities ETF	0.57%	4/17/2014	51,119,071	—
				$—

_______________

Cash posted has been segregated as collateral for swaps in the amount of $13,573,663 at January 31, 2014.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1  Reflects a reset date of January 31, 2014.

Schedules of Investments ─ IQ Hedge Macro Tracker ETF

January 31, 2014 (unaudited)

	Shares	Value

Investment Companies — 98.9%

Commodity Funds — 2.3%
iShares Silver Trust*	1,268	$ 23,395
PowerShares DB Commodity Index Tracking Fund*	17,252	429,230
PowerShares DB Gold Fund*(a)	5,934	247,744

Total Commodity Funds		700,369

Corporate Bond Funds — 19.1%
iShares Credit Bond ETF	2,779	302,133
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	48,425	5,633,764

Total Corporate Bond Funds		5,935,897

Currency Fund — 6.7%
Market Vectors Emerging Markets Local Currency Bond ETF(a)	92,435	2,081,636

Currency Harvest Funds — 8.1%
CurrencyShares Euro Trust*(a)	18,236	2,430,676
PowerShares DB G10 Currency Harvest Fund*(a)	3,660	91,354

Total Currency Harvest Funds		2,522,030

Debt Fund — 8.6%
WisdomTree Emerging Markets Local Debt Fund(a)	61,148	2,690,512

Emerging Equity Funds — 10.0%
iShares MSCI Emerging Markets ETF	15,044	574,530
SPDR S&P Emerging Markets SmallCap ETF(a)	43,016	1,874,207
Vanguard FTSE Emerging Markets ETF(a)	17,644	664,650

Total Emerging Equity Funds		3,113,387

Short-Term Treasury Bond Funds — 35.1%
iShares 1-3 Year Treasury Bond ETF	40,765	3,446,681
iShares Short Treasury Bond ETF(a)	10,650	1,174,056
SPDR Barclays 1-3 Month T-Bill ETF*(a)	9,774	447,356
Vanguard Short-Term Bond ETF	72,803	5,849,721

Total Short-Term Treasury Bond Funds		10,917,814

U.S. Small Cap Equity Fund — 9.0%
iShares Russell 2000 ETF(a)	25,009	2,805,010

Total Investment Companies — 98.9%
(Cost $31,565,027)		30,766,655

Short-Term Investment — 0.7%

Money Market Fund — 0.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $235,248)	235,248	235,248

Investment of Cash Collateral For Securities Loaned — 30.3%

	Shares	Value

Money Market Fund — 30.3%
BNY Mellon Overnight Government Fund, 0.02%(c)
(Cost $9,421,343)	9,421,343	$ 9,421,343

Total Investments — 129.9%
(Cost $41,221,618)		$ 40,423,246
Liabilities in Excess of Other Assets — (29.9)%(d)		(9,310,362)
Net Assets — 100.0%		$ 31,112,884

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,171,975; total market value of collateral held by the Fund was $9,421,343.
(b)	Rate shown reflects the 7-day yield at January 31, 2014.
(c)	Rate shown reflects the 1-day yield at January 31, 2014.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on futures and swap contracts.

ETF — Exchange Traded Fund

Schedules of Investments ─ IQ Hedge Macro Tracker ETF (continued)

January 31, 2014 (unaudited)

Open futures contracts outstanding at January 31, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2014	Unrealized Depreciation
E-Mini Future Japanese Yen FX Future	Morgan Stanley	March 2014	(1)	$(60,620)	$(61,094)	$(474)

Cash posted as collateral to the broker for futures contracts was $1,575 at January 31, 2014.

Total return swap contract outstanding at January 31, 2014:

	Annual Financing Rate	Expiration	Notional	Unrealized
Total Return Benchmark	Received (Paid)	Date	Amount	Appreciation[1]
Pro-Shares VIX Mid-Term ETF	0.57%	6/10/2014	$351,932	$ -
_______________
Cash posted has been segregated as collateral for swaps in the amount of $113,760 at January 31, 2014.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1 Reflects a reset date of January 31, 2014.

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF

January 31, 2014 (unaudited)

	Shares	Value

Investment Companies — 91.0%

Aggregate Bond Funds — 15.5%
iShares Core Total US Bond Market ETF	14,054	$ 1,516,848
SPDR Barclays Aggregate Bond ETF	1,157	66,030
Vanguard Total Bond Market ETF	21,795	1,771,716

Total Aggregate Bond Funds		3,354,594

Currency Harvest Fund — 0.2%
PowerShares DB G10 Currency Harvest Fund*(a)	2,142	53,464

Equity Funds — 15.5%
iShares MSCI EAFE ETF	38,813	2,468,894
Vanguard FTSE Developed Markets ETF(a)	22,452	887,079

Total Equity Funds		3,355,973

Short-Term Treasury Bond Funds — 42.9%
iShares 1-3 Year Treasury Bond ETF	34,668	2,931,179
iShares Short Treasury Bond ETF	9,058	998,554
SPDR Barclays 1-3 Month T-Bill ETF*	8,312	380,440
Vanguard Short-Term Bond ETF	61,916	4,974,952

Total Short-Term Treasury Bond Funds		9,285,125

Treasury Inflation-Protected Securities Bond Fund — 12.8%
iShares TIPS Bond ETF	24,757	2,777,983

U.S. Small Cap Equity Fund — 4.1%
iShares Russell 2000 ETF(a)	7,944	890,999

Total Investment Companies — 91.0%
(Cost $19,710,575)		19,718,138

Short-Term Investment — 7.7%

Money Market Fund — 7.7%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $1,659,726)	1,659,726	1,659,726

Investment of Cash Collateral For Securities Loaned — 3.4%

Money Market Fund — 3.4%
BNY Mellon Overnight Government Fund, 0.02%(c)
(Cost $746,778)	746,778	746,778

Total Investments — 102.1%
(Cost $22,117,079)		$ 22,124,642
Liabilities in Excess of Other Assets — (2.1)%(d)		(460,117)
Net Assets — 100.0%		$ 21,664,525

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $720,218; total market value of collateral held by the Fund was $746,778.
(b)	Rate shown reflects the 7-day yield at January 31, 2014.
(c)	Rate shown reflects the 1-day yield at January 31, 2014.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on futures and swap contracts.

ETF — Exchange Traded Fund

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

January 31, 2014 (unaudited)

Open futures contracts outstanding at January 31, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation
E-Mini Future Euro FX Future	Morgan Stanley	March 2014	(2)	$ (171,219)	$ (168,550)	$ 2,669
Mini MSCI Emerging Market Index Future	Morgan Stanley	March 2014	(26)	(1,287,438)	(1,202,890)	84,548
						$87,217

Cash posted as collateral to the broker for futures contracts was $87,530 at January 31, 2014.

Total return swap contract outstanding at January 31, 2014:

	Annual Financing Rate	Expiration	Notional	Unrealized
Total Return Benchmark	Received (Paid)	Date	Amount	Appreciation[1]
SPDR Barclays Capital Convertible Securities ETF	0.57%	10/08/2014	$1,189,249	$ -
_______________
Cash posted has been segregated as collateral for swaps in the amount of $207,654 at January 31, 2014.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1 Reflects a reset date of January 31, 2014.

Schedules of Investments ─ IQ Real Return ETF

January 31, 2014 (unaudited)

	Shares	Value

Investment Companies — 99.4%

Equity Funds — 2.2%
iShares MSCI EAFE ETF	5,718	$ 363,722
Vanguard FTSE Developed Markets ETF(a)	3,312	130,857

Total Equity Funds		494,579

Intermediate-Term Treasury Bond Funds — 7.6%
iShares 3-7 Year Treasury Bond ETF(a)	4,569	555,453
iShares 7-10 Year Treasury Bond ETF	10,957	1,120,682

Total Intermediate-Term Treasury Bond Funds		1,676,135

Long-Term Bond Fund — 2.6%
iShares 20+ Year Treasury Bond ETF	5,274	571,069

Real Estate Funds — 7.1%
iShares U.S. Real Estate ETF	3,811	248,668
SPDR Dow Jones REIT ETF	1,900	140,676
Vanguard REIT ETF	17,606	1,185,236

Total Real Estate Funds		1,574,580

Short-Term Treasury Bond Funds — 70.3%
iShares Short Treasury Bond ETF	101,984	11,242,716
SPDR Barclays 1-3 Month T-Bill ETF*(a)	93,565	4,282,470

Total Short-Term Treasury Bond Funds		15,525,186

U.S. Large Cap Equity Funds — 9.6%
iShares Core S&P 500 ETF	25	4,478
SPDR S&P 500 ETF Trust(a)	11,893	2,119,094

Total U.S. Large Cap Equity Funds		2,123,572

Total Investment Companies — 99.4%
(Cost $21,842,439)		21,965,121

Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $136,839)	136,839	136,839

Investment of Cash Collateral For Securities Loaned — 22.1%

Money Market Fund — 22.1%
BNY Mellon Overnight Government Fund, 0.02%(c)
(Cost $4,878,359)	4,878,359	4,878,359

Total Investments — 122.1%
(Cost $26,857,637)		$ 26,980,319
Liabilities in Excess of Other Assets — (22.1)%		(4,886,586)
Net Assets — 100.0%		$ 22,093,733

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,768,077; total market value of collateral held by the Fund was $4,878,359.
(b)	Rate shown reflects the 7-day yield at January 31, 2014.
(c)	Rate shown reflects the 1-day yield at January 31, 2014.

ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust

Schedules of Investments — IQ Global Resources ETF

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 90.3%

Australia - 3.3%
BHP Billiton Ltd.	20,159	$ 643,220
Fortescue Metals Group Ltd.(a)	11,869	55,196
Iluka Resources Ltd.	1,650	12,640
Newcrest Mining Ltd.	114,837	966,884
PanAust Ltd.	89,709	127,973
Regis Resources Ltd.	76,047	179,148
Whitehaven Coal Ltd.*(a)	333,264	521,937
Woodside Petroleum Ltd.	3,970	129,478

Total Australia		2,636,476

Canada - 19.5%
Agnico-Eagle Mines Ltd.	25,971	807,350
Alamos Gold, Inc.	20,000	183,327
B2Gold Corp.*	94,148	222,081
Barrick Gold Corp.	150,487	2,896,499
Canadian Natural Resources Ltd.	5,303	173,699
Canfor Corp.*	14,306	367,867
Centerra Gold, Inc.	34,332	132,715
China Gold International Resources Corp., Ltd.*	60,092	171,391
Domtar Corp. ADR	3,383	363,368
Eldorado Gold Corp.	104,584	664,115
Enbridge, Inc.(a)	3,894	163,311
Goldcorp, Inc.	122,127	3,044,001
Husky Energy, Inc.	4,726	140,260
IAMGOLD Corp.	57,436	210,694
Imperial Oil Ltd.	4,122	168,400
Kinross Gold Corp.	173,016	792,961
New Gold, Inc.*	70,450	403,763
Norbord, Inc.	4,542	127,222
Osisko Mining Corp.*	65,900	394,827
Pan American Silver Corp.(a)	23,184	291,528
Resolute Forest Products*	9,312	179,722
Silver Wheaton Corp.	54,126	1,174,320
Suncor Energy, Inc.	7,309	239,864
Teck Resources Ltd., Class B	2,254	54,179
TransCanada Corp.	3,418	148,437
West Fraser Timber Co., Ltd.	8,626	442,460
Westshore Terminals Investment Corp.	25,020	794,841
Yamana Gold, Inc.	108,488	1,014,871

Total Canada		15,768,073

Finland - 1.0%
UPM-Kymmene Oyj	53,895	827,100

France - 2.8%
GDF Suez	11,598	256,269
Suez Environnement Co.	41,158	737,366
Total SA	11,106	634,126
Veolia Environnement*	41,058	645,600

Total France		2,273,361

Germany - 0.2%
Suedzucker AG	7,450	185,864

Hong Kong - 2.0%
Beijing Enterprises Water Group Ltd.(a)	611,275	346,385

	Shares	Value

Common Stocks (continued)

Hong Kong (continued)
China Modern Dairy Holdings Ltd.*	224,647	$ 104,153
CNOOC Ltd.	219,498	344,874
Lee & Man Paper Manufacturing Ltd.	482,151	323,512
Shougang Fushan Resources Group Ltd.	1,804,308	497,272

Total Hong Kong		1,616,196

Ireland - 0.5%
Kerry Group PLC, Class A	6,492	436,864

Italy - 0.5%
Eni SpA	17,879	406,266

Japan - 1.5%
Ajinomoto Co., Inc.	23,504	335,097
Dowa Holdings Co., Ltd.	1,579	14,507
Itoham Foods, Inc.	10,394	46,780
Mitsubishi Materials Corp.	5,413	18,524
Nippon Meat Packers, Inc.	9,304	161,019
Nippon Paper Industries Co., Ltd.	12,897	235,595
Nisshin Seifun Group, Inc.	9,945	100,050
Nissin Foods Holdings Co., Ltd.	3,875	169,271
Sumitomo Metal Mining Co., Ltd.	1,782	23,501
Toyo Suisan Kaisha Ltd.	3,556	112,972

Total Japan		1,217,316

Netherlands - 2.0%
DE Master Blenders 1753 NV*	20,255	341,436
Nutreco NV	3,240	144,690
Royal Dutch Shell PLC, Class A	31,485	1,087,378

Total Netherlands		1,573,504

New Zealand - 0.6%
Fletcher Building Ltd.	67,714	497,254

Norway - 0.5%
Norsk Hydro ASA	8,064	36,488
Statoil ASA	15,663	370,050

Total Norway		406,538

Singapore - 1.5%
Golden Agri-Resources Ltd.	467,596	190,228
Olam International Ltd.	86,959	100,688
Sakari Resources Ltd.*	240,456	348,023
Wilmar International Ltd.	232,694	567,990

Total Singapore		1,206,929

Spain - 0.4%
Ebro Foods SA	5,669	125,606
Repsol SA	6,468	151,596

Total Spain		277,202

Sweden - 7.8%
Boliden AB	1,084	16,501
Holmen AB, B Shares	8,598	297,493
Sandvik AB	427,196	5,997,267

Total Sweden		6,311,261

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks (continued)

Switzerland - 2.6%
Aryzta AG*	3,351	$ 264,003
Barry Callebaut AG*	189	224,133
Lindt & Spruengli AG	81	364,015
Pentair Ltd.	16,412	1,219,904

Total Switzerland		2,072,055

United Kingdom - 8.3%
African Barrick Gold Ltd. PLC	58,152	210,063
Anglo American PLC	5,496	129,705
Antofagasta PLC	3,885	54,303
Associated British Foods PLC	29,018	1,294,774
BG Group PLC	16,787	281,955
BP PLC	93,792	736,801
Centrica PLC	25,753	131,712
Cranswick PLC	2,265	49,173
Hochschild Mining PLC	51,915	130,326
Pennon Group PLC(a)	28,909	326,872
Polymetal International PLC	57,809	548,661
Randgold Resources Ltd.	14,365	989,890
Rio Tinto PLC	7,275	387,796
Severn Trent PLC	19,258	546,588
Tate & Lyle PLC	16,953	211,050
United Utilities Group PLC	55,430	652,250
Vedanta Resources PLC	1,069	14,187

Total United Kingdom		6,696,106

United States - 35.3%
Alcoa, Inc.(a)	4,152	47,789
Alpha Natural Resources, Inc.*	75,597	429,391
American Water Works Co., Inc.	14,320	609,602
Anadarko Petroleum Corp.	2,370	191,235
Apache Corp.	1,893	151,932
Aqua America, Inc.	14,061	336,761
Archer-Daniels-Midland Co.	23,753	937,768
Bunge Ltd.	5,282	400,164
Chevron Corp.	9,438	1,053,564
Cliffs Natural Resources, Inc.(a)	545	10,529
Cloud Peak Energy, Inc.*	20,025	375,068
Coeur Mining, Inc.*	13,731	139,370
ConAgra Foods, Inc.	14,610	464,452
ConocoPhillips	5,912	383,984
CONSOL Energy, Inc.	77,238	2,884,839
Devon Energy Corp.	2,011	119,092
EOG Resources, Inc.	1,301	214,977
Exxon Mobil Corp.	21,705	2,000,333
Flowers Foods, Inc.	7,364	154,276
Flowserve Corp.	11,187	809,156
Freeport-McMoRan Copper Gold, Inc.	3,702	119,982
General Mills, Inc.	23,513	1,129,094
Halliburton Co.	4,482	219,663
Hershey Co.	8,074	802,556
Hess Corp.	1,652	124,710
Hillshire Brands Co.	4,404	156,870
Hormel Foods Corp.	12,408	563,820
IDEX Corp.	6,513	469,001

	Shares	Value

Common Stocks (continued)

United States (continued)
Ingredion, Inc.	2,739	$ 170,640
J.M. Smucker Co.	3,910	376,885
Joy Global, Inc.(a)	34,968	1,845,961
KapStone Paper And Packaging Corp.*	9,250	258,722
Kellogg Co.	13,069	757,741
Kinder Morgan, Inc.	5,068	172,363
Louisiana-Pacific Corp.*	13,731	240,704
Marathon Petroleum Corp.	1,500	130,575
MeadWestvaco Corp.	17,484	630,648
Mondelez International, Inc., Class A	64,839	2,123,477
National Oilwell Varco, Inc.	2,123	159,246
Newmont Mining Corp.	77,226	1,668,082
Occidental Petroleum Corp.	3,893	340,910
Peabody Energy Corp.	90,777	1,547,748
Phillips 66	2,957	216,127
Royal Gold, Inc.	9,706	542,954
Schlumberger Ltd.	6,483	567,716
Seaboard Corp.*	54	137,700
Southern Copper Corp.	3,361	94,041
Tyson Foods, Inc., Class A	16,383	612,724
Williams Cos., Inc. (The)	3,300	133,617
Xylem, Inc.	14,897	496,964

Total United States		28,525,523
Total Common Stocks - 90.3%
(Cost $78,930,805)		72,933,888

Short-Term Investment - 8.9%

Money Market Fund - 8.9%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $7,258,019)	7,258,019	7,258,019

Investment of Cash Collateral For Securities Loaned - 1.2%
Money Market Fund - 1.2%
BNY Mellon Overnight Government Fund 0.02%(c)
(Cost $969,296)	969,296	969,296

Total Investments - 100.4%
(Cost $87,158,120)		$ 81,161,203
Liabilities in Excess of Other Assets - (0.4)%(d)		(354,510)
Net Assets - 100.0%		$ 80,806,693

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2014 (unaudited)

		% of
Industry	Value	Net Assets
Precious Metals	$ 17,907,794	22.2%
Coal	14,745,075	18.2
Grains Food Fiber	12,497,964	15.5
Energy	12,241,792	15.1
Money Market Fund	8,227,315	10.2
Water	7,196,449	8.9
Timber	4,791,667	5.9
Livestock	1,820,059	2.3
Industrial Metals	1,733,088	2.1
Total Investments	$ 81,161,203	100.4
Liabilities in Excess of Other Assets	(354,510)	(0.4)
Total Net Assets	$ 80,806,693	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,722,017; total market value of collateral held by the Fund was $2,854,639. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,885,342.
(b)	Rate shown reflects the 7-day yield at January 31, 2014.
(c)	Rate shown reflects the 1-day yield at January 31, 2014.
(d)	Liabilities in Excess of Other Assets includes net unrealized appreciation on future contracts.

ADR	- American Depositary Receipt
PLC	- Public Limited Company

Schedules of Investments — IQ Global Resources ETF (continued)

January 31, 2014 (unaudited)

Open futures contracts outstanding at January 31, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation
E-mini S&P 500 Future	Morgan Stanley	March 2014	(91)	$(8,179,513)	$(8,083,530)	$ 95,983
Mini MSCI EAFE Index Future	Morgan Stanley	March 2014	(89)	(8,180,344)	(8,089,210)	91,134
						$187,117

Cash posted as collateral to broker for futures contracts was $859,935 at January 31, 2014.

Schedules of Investments — IQ Merger Arbitrage ETF

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks — 63.0%

Basic Materials — 0.5%
Sakari Resources Ltd.*	425	$ 615
Zoltek Cos., Inc.*	6,841	114,245

Total Basic Materials		114,860

Capital Goods — 0.8%
Coleman Cable, Inc.	7,561	198,400

Communication Services — 0.6%
Leap Wireless International, Inc.*	9,101	159,722

Consumer Cyclicals — 10.5%
Costa, Inc., Class A*	2,833	60,881
Jones Group, Inc./PA	58,886	868,569
Omnicom Group, Inc.	17,860	1,296,279
Valassis Communications, Inc.	12,915	439,110

Total Consumer Cyclicals		2,664,839

Consumer Staples — 2.6%
Blyth, Inc.(a)	5,005	46,947
Shoppers Drug Mart Corp.	10,163	535,063
Warrnambool Cheese & Butter Factory Co. Holding Ltd.	9,394	77,291

Total Consumer Staples		659,301

Energy — 1.0%
PVR Partners LP	9,281	260,239

Financials — 11.1%
BRE Properties, Inc.	16,953	1,001,922
CapitalSource, Inc.	18,808	258,234
Chatham Lodging Trust	3,569	74,628
Commonwealth Property Office Fund	478,246	513,242
CommonWealth REIT	15,879	390,306
Home Federal Bancorp, Inc.	3,997	57,956
KKR Financial Holdings LLC	31,683	383,364
Sterling Financial Corp.	4,947	155,831

Total Financials		2,835,483

Health Care — 13.1%
Algeta ASA*	9,613	549,904
Celesio AG(a)	20,355	672,519
Gentium SpA ADR*(a)	7,711	438,987
Hi-Tech Pharmacal Co., Inc.*	3,829	165,642
Life Technologies Corp.*	15,825	1,203,808
Medica SA	2,984	85,511
Paladin Labs, Inc.*	1,263	140,465
Patheon, Inc.*	7,740	71,295

Total Health Care		3,328,131

Technology — 19.8%
LSI Corp.	231,994	2,558,894
Responsys, Inc.*	30,699	829,180
Tokyo Electron Ltd.	26,561	1,384,761
Unit4 NV	3,150	163,758
Xyratex Ltd.	8,240	108,850

Total Technology		5,045,443

	Shares	Value

Common Stocks (continued)

Utilities — 3.0%
UNS Energy Corp.	12,825	$ 767,961

Total Common Stocks— 63.0%
(Cost $15,832,536)		16,034,379
Right — 0.0%
Health Care — 0.0%
Trius Therapeutics CVR*(b)
(Cost $0)	6,177	–
Short-Term Investment —26.5%

Money Market Fund — 26.5%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(c)
(Cost $6,736,086)	6,736,086	6,736,086

Investment of Cash Collateral For Securities Loaned — 8.9%

Money Market Fund — 8.9%
BNY Mellon Overnight Government Fund, 0.02%(d)
(Cost $2,271,448)	2,271,448	2,271,448

Total Investments — 98.4%
(Cost $24,840,070)		$ 25,041,913
Other Assets in Excess of Liabilities — 1.6%(e)		410,161
Net Assets — 100.0%		$ 25,452,074

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,750,342; total market value of collateral held by the Fund was $2,271,448.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(c)	Rate shown reflects the 7-day yield at January 31, 2014.
(d)	Rate shown reflects the 1-day yield at January 31, 2014.
(e)	Other Assets in Excess of Liabilities includes net unrealized appreciation on futures contracts.

ADR	- American Depositary Receipt
CVR	- Contingent Value Right
LP	- Limited Partnership
REIT	- Real Estate Investment Trust

Schedules of Investments — IQ Merger Arbitrage ETF (continued)

January 31, 2014 (unaudited)

Open futures contracts outstanding at January 31, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation
E-mini S&P 500 Future	Morgan Stanley	March 2014	(29)	$(2,607,477)	$(2,576,070)	$31,407
Mini MSCI EAFE Index Fund Future	Morgan Stanley	March 2014	(28)	(2,579,688)	(2,544,920)	34,768
						$66,175

Cash posted as collateral to broker for futures contracts was $272,145 at January 31, 2014.

Schedules of Investments ─ IQ Australia Small Cap ETF

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 99.3%

Consumer Discretionary - 23.6%
Ainsworth Game Technology Ltd.	10,812	$ 39,809
Aristocrat Leisure Ltd.	38,150	151,451
Automotive Holdings Group Ltd.	17,084	55,897
Breville Group Ltd.(a)	12,358	87,768
Cash Converters International Ltd.	38,793	29,447
David Jones Ltd.(a)	47,675	124,373
Echo Entertainment Group Ltd.	73,909	152,186
Fairfax Media Ltd.	180,023	105,237
G.U.D. Holdings Ltd.(a)	6,830	37,364
G8 Education Ltd.	21,857	61,978
Invocare Ltd.	10,300	94,361
JB Hi-Fi Ltd.(a)	7,864	123,504
Myer Holdings Ltd.	44,535	98,308
Navitas Ltd.	23,411	138,080
Pacific Brands Ltd.	78,070	41,891
Retail Food Group Ltd.	10,838	39,716
Seven West Media Ltd.	61,644	117,788
Slater & Gordon Ltd.	13,322	51,143
Southern Cross Media Group Ltd.	63,262	86,658
STW Communications Group Ltd.	31,055	39,288
Super Retail Group Ltd.	7,783	72,728
Tabcorp Holdings Ltd.	72,162	217,217
Ten Network Holdings Ltd.*	100,325	31,074
Wotif.com Holdings Ltd.(a)	13,015	27,708

Total Consumer Discretionary		2,024,974

Consumer Staples - 2.6%
Bega Cheese Ltd.	7,975	33,608
Goodman Fielder Ltd.	168,564	100,009
GrainCorp Ltd., Class A	13,032	86,415

Total Consumer Staples		220,032

Energy - 7.8%
Aquila Resources Ltd.*(a)	16,757	35,528
Aurora Oil & Gas Ltd.*	38,612	91,971
AWE Ltd.*	49,783	56,249
Beach Energy Ltd.	114,970	142,944
Buru Energy Ltd.*	22,687	36,323
Drillsearch Energy Ltd.*(a)	32,560	41,050
Energy Resources of Australia Ltd.*	15,265	16,782
Karoon Gas Australia Ltd.*	22,828	63,935
Paladin Energy Ltd.*(a)	78,290	34,495
Senex Energy Ltd.*	94,258	54,278
Whitehaven Coal Ltd.*	61,647	96,548

Total Energy		670,103

Financials - 10.2%
Bank of Queensland Ltd.	30,422	302,592
Challenger Ltd.	48,286	252,777
FlexiGroup Ltd.	20,327	71,828
IOOF Holdings Ltd.	21,524	165,449
Magellan Financial Group Ltd.	8,009	78,823

Total Financials		871,469

Health Care - 7.7%
Acrux Ltd.	15,562	31,501
Ansell Ltd.	11,346	189,771
Mesoblast Ltd.*	18,396	94,377
Primary Health Care Ltd.	46,195	199,914

	Shares	Value

Common Stocks (continued)

Health Care (continued)
Sigma Pharmaceuticals Ltd.	104,518	$ 54,259
Sirtex Medical Ltd.	4,112	50,587
Virtus Health Ltd.*	5,846	42,386

Total Health Care		662,795

Industrials - 16.1%
Ausdrill Ltd.(a)	24,642	19,350
Bradken Ltd.(a)	15,038	65,603
Cabcharge Australia Ltd.(a)	11,518	38,489
Cardno Ltd.(a)	13,410	74,882
CSR Ltd.	47,661	121,426
Downer EDI Ltd.	39,383	169,403
GWA Group Ltd.	20,865	54,614
McMillan Shakespeare Ltd.	5,391	55,785
Mermaid Marine Australia Ltd.	21,621	55,273
Mineral Resources Ltd.	12,419	122,225
Monadelphous Group Ltd.(a)	8,307	115,821
RCR Tomlinson Ltd.	12,512	33,514
SAI Global Ltd.	20,189	66,056
Skilled Group Ltd.	19,905	49,496
Tox Free Solutions Ltd.	12,508	36,450
Transfield Services Ltd.	43,137	29,922
Transpacific Industries Group Ltd.*	146,672	142,688
UGL Ltd.(a)	15,384	94,092
Virgin Australia Holdings Ltd.*	100,250	30,177

Total Industrials		1,375,266

Information Technology - 2.8%
carsales.com Ltd.	18,721	147,333
Iress Ltd.	12,347	96,740

Total Information Technology		244,073

Materials - 21.9%
Adelaide Brighton Ltd.	41,016	135,273
Alumina Ltd.*	172,325	191,701
Arrium Ltd.	120,893	164,020
Atlas Iron Ltd.	69,400	61,157
BC Iron Ltd.	11,133	50,122
Beadell Resources Ltd.*	69,440	43,925
BlueScope Steel Ltd.*	48,871	230,256
DuluxGroup Ltd.	36,099	168,506
Evolution Mining Ltd.	42,575	23,774
Independence Group NL	20,836	59,992
Lynas Corp., Ltd.*(a)	176,472	43,882
Mount Gibson Iron Ltd.	53,993	49,464
Nufarm Ltd.	22,608	76,535
OceanaGold Corp.*	27,841	49,311
OZ Minerals Ltd.	29,080	89,310
PanAust Ltd.	44,175	63,017
Regis Resources Ltd.	32,109	75,641
Resolute Mining Ltd.*	58,886	28,001
Sandfire Resources NL*	8,409	42,627
Sims Metal Management Ltd.*	16,056	145,412
Sirius Resources NL*(a)	24,914	47,605
Western Areas Ltd.	14,124	32,903

Total Materials		1,872,434

Telecommunication Services - 3.8%
Amcom Telecommunications Ltd.	17,409	30,151

Schedules of Investments - IQ Australia Small Cap ETF (continued)

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks (continued)

Telecommunication Services (continued)
iiNET Ltd.	12,962	$ 76,225
M2 Group Ltd.	12,633	68,228
NEXTDC Ltd.*	14,990	28,773
TPG Telecom Ltd.	26,430	124,525

Total Telecommunication Services		327,902

Utilities - 2.8%
Envestra Ltd.	85,229	84,773
Spark Infrastructure Group	107,129	153,290

Total Utilities		238,063

Total Common Stocks - 99.3%
(Cost $9,982,072)		8,507,111

Short-Term Investment - 0.1%

Money Market Fund - 0.1%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $6,481)	6,481	6,481

Investment of Cash Collateral For Securities Loaned - 11.7%

Money Market Fund - 11.7%
BNY Mellon Overnight Government Fund, 0.02%(c)
(Cost $1,002,324)	1,002,324	1,002,324

Total Investments - 111.1%
(Cost $10,990,877)		$ 9,515,916
Liabilities in Excess of Other Assets - (11.1)%		(953,653)
Net Assets - 100.0%		$ 8,562,263

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $858,533; total market value of collateral held by the Fund was $1,002,324.
(b)	Rate shown reflects the 7-day yield at January 31, 2014.
(c)	Rate shown reflects the 1-day yield at January 31, 2014.

Schedules of Investments — IQ Canada Small Cap ETF

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 99.2%

Consumer Discretionary - 2.1%
Martinrea International, Inc.	12,357	$ 103,183
RONA, Inc.	17,931	200,868

Total Consumer Discretionary		304,051

Consumer Staples - 1.1%
Jean Coutu Group (PJC), Inc., Class A	9,497	164,224

Energy - 34.3%
Advantage Oil & Gas Ltd.*	24,448	99,331
Bankers Petroleum Ltd.*	36,973	141,930
Bellatrix Exploration Ltd.*	23,591	168,847
Birchcliff Energy Ltd.*	14,395	109,097
BlackPearl Resources, Inc.*	39,016	87,484
Calfrac Well Services Ltd.	6,241	166,919
Canyon Services Group, Inc.	8,573	82,735
Cequence Energy Ltd.*	22,011	33,956
Crew Energy, Inc.*	17,288	112,416
Deethree Exploration Ltd.*	10,841	89,843
Denison Mines Corp.*	57,436	80,362
Ensign Energy Services, Inc.	18,485	272,728
Gran Tierra Energy, Inc.*	39,187	295,585
Ithaca Energy, Inc.*	44,221	100,741
Kelt Exploration Ltd.*	11,330	109,748
Legacy Oil + Gas, Inc.*	20,987	105,975
Lightstream Resources Ltd.(a)	28,101	156,516
Long Run Exploration Ltd.	11,746	54,045
Niko Resources Ltd.*	9,690	22,510
Nuvista Energy Ltd.*	19,427	143,575
Painted Pony Petroleum Ltd.*	12,571	82,533
Parex Resources, Inc.*	13,759	90,209
Parkland Fuel Corp.(a)	10,349	166,891
Poseidon Concepts Corp.*	13,377	3,239
Precision Drilling Corp.	40,598	363,032
Raging River Exploration, Inc.*	22,039	137,379
RMP Energy, Inc.*	16,543	91,250
Secure Energy Services, Inc.	15,910	231,454
Sprott Resource Corp.	9,514	21,589
Surge Energy, Inc. (a)	23,874	132,116
Torc Oil & Gas Ltd.	12,906	114,712
TransGlobe Energy Corp.*	9,875	71,652
Trican Well Service Ltd.	21,668	247,784
Trinidad Drilling Ltd.	20,219	167,744
Veresen, Inc.(a)	29,640	396,636
Whitecap Resources, Inc.	24,590	260,467

Total Energy		5,013,030

Financials - 2.8%
AGF Management Ltd., Class B.	9,959	101,827
Canaccord Genuity Group, Inc.	10,444	64,072
Element Financial Corp.*	21,568	246,254

Total Financials		412,153

Health Care - 0.5%
Extendicare, Inc.	12,590	80,625

	Shares	Value

Common Stocks (continued)

Industrials - 15.8%
Aecon Group, Inc.	8,006	$ 111,156
Air Canada, Class B*	31,725	222,227
CAE, Inc.	38,224	483,735
Horizon North Logistics, Inc.	14,346	91,355
Progressive Waste Solutions Ltd.	15,991	367,164
Russel Metals, Inc.	8,927	229,710
Superior Plus Corp.	18,210	199,911
TransForce, Inc.	11,717	250,745
WestJet Airlines Ltd.	15,254	345,180

Total Industrials		2,301,183

Information Technology - 2.8%
Davis + Henderson Corp.	11,819	296,602
Redknee Solutions, Inc.*	11,890	64,198
Wi-LAN, Inc.	17,265	51,565

Total Information Technology		412,365

Materials - 31.0%
Ainsworth Lumber Co., Ltd.*	15,759	57,102
Alacer Gold Corp.	33,515	70,640
Alamos Gold, Inc.	18,706	171,465
Argonaut Gold, Inc.*	21,364	96,190
AuRico Gold, Inc.	36,444	167,029
B2Gold Corp.*	90,585	213,677
Canexus Corp.	22,467	115,866
Canfor Corp.*	7,352	189,051
Capstone Mining Corp.*	49,917	129,387
Centerra Gold, Inc.	23,443	90,622
China Gold International Resources Corp., Ltd.*	35,521	101,311
Continental Gold Ltd.*	15,432	48,305
Detour Gold Corp.*	20,207	129,766
Dundee Precious Metals, Inc.*	15,260	54,610
Endeavour Silver Corp.*	14,518	63,153
First Majestic Silver Corp.*	16,568	172,820
Fortuna Silver Mines, Inc.*	18,503	66,879
Gabriel Resources Ltd.*	31,486	33,323
HudBay Minerals, Inc.	25,371	201,157
IAMGOLD Corp.	54,824	201,112
International Forest Products Ltd., Class A*	9,289	129,219
Intertape Polymer Group, Inc.	8,057	90,474
Ivanhoe Mines Ltd.*	61,040	88,690
Major Drilling Group International, Inc.	11,641	84,362
Nevsun Resources Ltd.	28,776	105,560
Norbord, Inc.	3,733	104,562
Osisko Mining Corp.*	63,914	382,928
Pan American Silver Corp.	22,013	276,804
Premier Gold Mines Ltd.*	21,566	39,459
Primero Mining Corp.*(a)	12,299	69,054
Rio Alto Mining Ltd.*(a)	23,765	46,466
Sandstorm Gold Ltd.*	13,735	69,356
SEMAFO, Inc.	40,085	129,069
Sherritt International Corp.	43,395	133,888
Tahoe Resources, Inc.*	12,125	215,106
Thompson Creek Metals Co., Inc.*	19,998	51,118
Torex Gold Resources, Inc.*	89,237	92,042

Schedules of Investments — IQ Canada Small Cap ETF (continued)

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Western Forest Products, Inc.	19,712	$ 41,194

Total Materials		4,522,816

Metals & Mining - 1.1%
Pretium Resources, Inc.*	11,135	65,115
Silver Standard Resources, Inc.*	11,902	93,299

Total Metals & Mining		158,414

Oil, Gas & Consumable Fuels - 3.6%
Gibson Energy, Inc.	17,914	435,097
Twin Butte Energy Ltd.	43,790	89,940

Total Oil, Gas & Consumable Fuels		525,037

Telecommunication Services - 2.0%
Manitoba Telecom Services, Inc.	10,915	289,970

Utilities - 2.1%
Algonquin Power & Utilities Corp.	22,990	150,318
Atlantic Power Corp.(a)	17,658	46,246
Just Energy Group, Inc.(a)	15,660	109,695

Total Utilities		306,259

Total Common Stocks- 99.2%
(Cost $18,779,778)		14,490,127

Investment of Cash Collateral For Securities Loaned - 5.9%

Money Market Fund - 5.9%
BNY Mellon Overnight Government Fund, 0.02%(b)
(Cost $860,996)	860,996	860,996

Total Investments - 105.1%
(Cost $19,640,774)		$ 15,351,123
Liabilities in Excess of Other Assets - (5.1)%		(744,228)
Net Assets - 100.0%		$ 14,606,895

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $813,209; total market value of collateral held by the Fund was $860,996.
(b)	Rate shown reflects the 1-day yield at January 31, 2014.

Schedules of Investments — IQ Global Agribusiness Small Cap ETF

1

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks — 99.5%

Australia — 4.1%
GrainCorp Ltd., Class A	91,259	$ 605,138
Nufarm Ltd.	142,110	481,085

Total Australia		1,086,223

Canada — 1.3%
SunOpta, Inc.*	35,227	329,372

China — 8.0%
Changshouhua Food Co. Ltd.	183,891	221,433
China BlueChemical Ltd., Class H	1,004,184	550,925
China Huiyuan Juice Group Ltd.*	563,120	321,273
China Minzhong Food Corp., Ltd.	42,231	29,736
China Modern Dairy Holdings Ltd.*(a)	1,148,603	532,528
First Tractor Co., Ltd., Class H	243,070	159,651
Shenguan Holdings Group Ltd.(a)	654,877	290,970

Total China		2,106,516

Hong Kong — 10.0%
Asian Citrus Holdings Ltd.	384,430	101,989
China Agri-Industries Holdings Ltd.	1,218,349	542,897
China Foods Ltd.*	436,785	154,130
China Huishan Dairy Holdings Co., Ltd.*(a)	3,067,799	1,015,383
China Yurun Food Group Ltd.*(a)	805,612	474,146
Sinofert Holdings Ltd.(a)	1,063,478	156,136
Yashili International Holdings Ltd.	369,571	194,190

Total Hong Kong		2,638,871

Indonesia — 2.9%
PT Japfa Comfeed Indonesia Tbk	2,732,358	311,055
PT Malindo Feedmill Tbk	419,230	112,104
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,666,270	225,854
PT Salim Ivomas Pratama Tbk	2,060,464	122,345

Total Indonesia		771,358

Ireland — 5.7%
Glanbia PLC	103,816	1,509,212

Japan — 34.5%
Asmo Corp.*	17,722	28,846
Ezaki Glico Co. Ltd.	47,506	640,494
Fuji Oil Co., Ltd.	38,189	568,800
House Foods Group, Inc.	38,799	585,875
Iseki & Co., Ltd.	122,832	348,075
Itoham Foods, Inc.	76,571	344,620
J-Oil Mills, Inc.(a)	56,108	156,796
Kewpie Corp.	64,174	921,221
Kumiai Chemical Industry Co., Ltd.	45,460	265,668
Mitsui Sugar Co., Ltd.	51,169	220,260
Morinaga Milk Industry Co., Ltd.	125,595	371,914
Nihon Nohyaku Co., Ltd.	32,412	459,873
Nippon Flour Mills Co., Ltd.	74,357	374,756
Nippon Meat Packers, Inc.	115,589	2,000,437
Nisshin Oillio Group Ltd.(a)	69,360	229,874
Nisshin Seifun Group, Inc.	132,411	1,332,095

	Shares	Value

Common Stocks (continued)

Japan (continued)
Prima Meat Packers Ltd.	74,200	$ 136,053
Yamatane Corp.	52,677	88,841

Total Japan		9,074,498

Luxembourg — 1.3%
Adecoagro SA ADR*	43,682	328,052

Netherlands — 6.9%
Nutreco NV	40,842	1,823,891

Singapore — 2.7%
First Resources Ltd.	299,152	465,743
Indofood Agri Resources Ltd.(a)	239,990	144,572
Sino Grandness Food Industry Group Ltd.*	186,107	97,553

Total Singapore		707,868

Spain — 4.8%
Deoleo SA*	390,191	260,465
Ebro Foods SA	45,239	1,002,346

Total Spain		1,262,811

Thailand — 0.3%
GFPT PCL*	202,913	81,141

United Kingdom — 2.7%
Dairy Crest Group PLC	82,212	701,228

United States — 14.3%
American Vanguard Corp.	15,090	350,692
Chiquita Brands International, Inc.*	26,402	279,333
CVR Partners LP	20,450	363,396
Lindsay Corp.(a)	7,501	637,585
Toro Co.	33,660	2,132,698

Total United States		3,763,704
Total Common Stocks — 99.5%
(Cost $27,741,671)		26,184,745

Short-Term Investment — 0.4%

Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $110,040)	110,040	110,040

Investment of Cash Collateral For Securities Loaned — 11.3%
Money Market Fund — 11.3%
BNY Mellon Overnight Government Fund 0.02%(c)
(Cost $2,972,368)	2,972,368	2,972,368

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)

January 31, 2014 (unaudited)

Value

Total Investments — 111.2%
(Cost $30,824,079)	$ 29,267,153
Liabilities in Excess of Other Assets — (11.2)%	(2,956,682)
Net Assets — 100.0%	$ 26,310,471

		% of Net Assets
Industry	Value
Crop Production and Farming	$ 12,619,901	48.0%
Livestock Operations	4,620,932	17.5
Money Market Fund	3,082,408	11.7
Agricultural Chemicals	2,914,669	11.1
Agricultural Machinery	2,640,424	10.0
Agricultural Supplies and Logistics	2,517,870	9.6
Biofuels	870,949	3.3
Total Investments	$ 29,267,153	111.2
Liabilities in Excess of Other Assets	(2,956,682)	(11.2)
Total Net Assets	$ 26,310,471	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,792,852; total market value of collateral held by the Fund was $2,972,368.
(b)	Rate shown reflects the 7-day yield at January 31, 2014.
(c)	Rate shown reflects the 1-day yield at January 31, 2014.

ADR	- American Depositary Receipt
LP	- Limited Partnership
PCL	- Public Company Limited
PLC	- Public Limited Company

Schedules of Investments — IQ Global Oil Small Cap ETF

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 99.3%

Australia - 4.5%
Caltex Australia Ltd.	4,759	$ 80,221
Horizon Oil Ltd.*(a)	30,770	8,994

Total Australia		89,215

Bermuda - 0.3%
Archer Ltd.*	7,248	6,223

Canada - 12.2%
Bankers Petroleum Ltd.*	8,976	34,456
Canyon Services Group, Inc.	2,045	19,736
Caracal Energy, Inc.*	4,290	30,775
Ensign Energy Services, Inc.	4,447	65,611
Horizon North Logistics, Inc.	3,516	22,390
Ithaca Energy, Inc.*	10,764	24,522
Sunshine Oilsands Ltd.*	74,874	14,850
TAG Oil Ltd.*	2,089	6,108
Twin Butte Energy Ltd.	10,695	21,966

Total Canada		240,414

China - 1.9%
Shandong Molong Petroleum Machinery Co. Ltd., Class H	8,103	2,557
Sinopec Shanghai Petrochemical Co., Ltd., Class H	119,628	33,894

Total China		36,451

Finland - 4.0%
Neste Oil OYJ	4,361	77,924

France - 2.6%
Etablissements Maurel et Prom	3,120	50,469

Italy - 1.7%
ERG SpA	1,626	22,388
Saras SpA*	9,205	11,197

Total Italy		33,585

Japan - 13.0%
Cosmo Oil Co., Ltd.*	28,248	53,180
Showa Shell Sekiyu K.K.	8,630	83,097
Toa Oil Co., Ltd.	2,000	3,216
TonenGeneral Sekiyu K.K.	13,318	117,007

Total Japan		256,500

Norway - 5.1%
BW Offshore Ltd.	10,876	11,931
Det Norske Oljeselskap ASA*	2,132	21,541
DNO International ASA*	20,874	67,636

Total Norway		101,108

Philippines - 0.9%
Petron Corp.	57,024	17,590

Singapore - 0.3%
Kreuz Holdings Ltd.*	5,722	3,559
Mirach Energy Ltd.*	18,000	2,253

Total Singapore		5,812

Thailand - 5.6%
Bangchak Petroleum PCL	25,852	20,949
Esso Thailand PCL	39,188	6,648

	Shares	Value

Common Stocks (continued)

Thailand (continued)
IRPC PCL	372,681	$ 35,225
Thai Oil PCL	29,134	46,556

Total Thailand		109,378

United Arab Emirates - 4.0%
Dragon Oil PLC	8,110	78,571

United Kingdom - 3.2%
Exillon Energy PLC*	2,202	5,175
Quadrise Fuels International PLC*	10,520	6,440
Rockhopper Exploration PLC*	9,395	20,728
Salamander Energy PLC*	8,826	15,412
Xcite Energy Ltd.*	9,999	16,022

Total United Kingdom		63,777

United States - 40.0%
Alon USA Energy, Inc.	839	13,181
Alon USA Partners LP	338	5,192
Bonanza Creek Energy, Inc.*	1,111	45,229
BPZ Resources, Inc.*	3,604	7,208
CVR Energy, Inc.	566	20,993
CVR Refining LP	1,300	29,081
Gulfport Energy Corp.*	2,938	179,071
Harvest Natural Resources, Inc.*(a)	1,401	6,150
Key Energy Services, Inc.*	4,629	33,745
Kodiak Oil & Gas Corp.*	9,348	99,182
Northern Tier Energy LP	1,996	49,301
Ocean Rig UDW, Inc.*	1,621	27,784
PetroQuest Energy, Inc.*	1,786	6,894
Pioneer Energy Services Corp.*	2,167	18,160
QR Energy LP	1,771	31,488
Stone Energy Corp.*	1,678	51,934
Synergy Resources Corp.*	2,071	17,894
Tesoro Logistics LP	1,175	62,463
VAALCO Energy, Inc.*	1,930	11,619
Western Refining, Inc.(a)	1,856	72,588

Total United States		789,157
Total Common Stocks - 99.3%
(Cost $2,144,196)		1,956,174

Investment of Cash Collateral For Securities Loaned - 4.1%
Money Market Fund - 4.1%
BNY Mellon Overnight Government Fund, 0.02%(b)
(Cost $81,521)	81,521	81,521

Total Investments - 103.4%
(Cost $2,225,717)		$ 2,037,695
Liabilities in Excess of Other Assets - (3.4)%		(66,796)
Net Assets - 100.0%		$ 1,970,899

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)

January 31, 2014 (unaudited)

		% of
Industry	Value	Net Assets
Exploration & Production	$ 845,525	42.9%
Refining & Marketing	728,045	37.0
Equipment, Services & Drilling	262,227	13.3
Energy	120,377	6.1
Money Market Fund	81,521	4.1
Total Investments	$ 2,037,695	103.4
Liabilities in Excess of Other Assets	(66,796)	(3.4)
Total Net Assets	$ 1,970,899	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $79,033; total market value of collateral held by the Fund was $81,521.
(b)	Rate shown reflects the 1-day yield at January 31, 2014.

K.K.	- Kabushiki Kaisha
LP	- Limited Partnership
PCL	- Public Company Limited
PLC	- Public Limited Company

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF

January 31, 2014 (unaudited)

	Shares	Value

Common Stocks - 98.7%

Diversified REITs - 9.7%
Cousins Properties, Inc.	114,267	$ 1,228,370
Investors Real Estate Trust	66,983	582,082
Kennedy-Wilson Holdings, Inc.	38,499	924,746
Redwood Trust, Inc.(a)	52,060	973,522
Resource Capital Corp.	79,596	468,821

Total Diversified REITs		4,177,541

Hotel REITs - 11.5%
Ashford Hospitality Trust, Inc.	48,471	455,627
FelCor Lodging Trust, Inc.	71,214	581,106
Hersha Hospitality Trust	124,768	677,490
Pebblebrook Hotel Trust	40,869	1,231,383
Summit Hotel Properties, Inc.	53,728	478,716
Sunstone Hotel Investors, Inc.	116,456	1,494,131

Total Hotel REITs		4,918,453

Mortgage REITs - 24.1%
AG Mortgage Investment Trust, Inc.	17,836	295,899
Anworth Mortgage Asset Corp.	89,913	421,692
Apollo Commercial Real Estate Finance, Inc.	23,657	397,911
Arbor Realty Trust, Inc.	24,744	169,991
Ares Commercial Real Estate Corp.	17,773	236,914
ARMOUR Residential REIT, Inc.	236,723	972,932
Colony Financial, Inc.	48,519	1,077,122
Dynex Capital, Inc.	32,507	262,006
Gramercy Property Trust, Inc.*	37,812	220,066
Invesco Mortgage Capital	87,249	1,370,682
iStar Financial, Inc.*	50,806	783,429
New Residential Investment Corp.	163,592	1,038,809
New York Mortgage Trust, Inc.	40,604	289,913
Newcastle Investment Corp.	222,811	1,212,092
PennyMac Mortgage Investment Trust	42,169	993,080
RAIT Financial Trust(a)	44,809	378,188
Western Asset Mortgage Capital Corp.(a)	16,356	244,522

Total Mortgage REITs		10,365,248

Office REITs - 16.5%
Brandywine Realty Trust	99,653	1,420,055
First Industrial Realty Trust, Inc.	68,881	1,181,998
First Potomac Realty Trust	36,892	481,810
Franklin Street Properties Corp.	58,566	702,206
Government Properties Income Trust	35,252	870,724
Hudson Pacific Properties, Inc.	28,004	608,527
Lexington Realty Trust	120,819	1,306,053
Parkway Properties, Inc.	27,576	489,198

Total Office REITs		7,060,571

Residential REITs - 4.6%
American Residential Properties, Inc.*(a)	20,647	381,970
Associated Estates Realty Corp.	34,365	548,809
Education Realty Trust, Inc.	73,543	664,093
Silver Bay Realty Trust Corp.	23,478	372,596

Total Residential REITs		1,967,468

Retail REITs - 17.6%
Acadia Realty Trust	35,434	901,795
Cedar Realty Trust, Inc.	41,894	264,351
Glimcher Realty Trust	91,710	785,038
Inland Real Estate Corp.	55,962	589,840

	Shares	Value

Common Stocks (continued)

Retail REITs (continued)
Kite Realty Group Trust	83,538	$ 538,820
Pennsylvania Real Estate Investment Trust	42,199	787,011
Ramco-Gershenson Properties Trust	42,048	671,507
Retail Opportunity Investments Corp.	45,231	654,040
Spirit Realty Capital, Inc.	223,031	2,364,129

Total Retail REITs		7,556,531

Specialized REITs - 14.7%
Aviv REIT, Inc.	9,997	243,827
Campus Crest Communities, Inc.	41,120	363,090
CubeSmart	82,283	1,356,024
CyrusOne, Inc.	12,243	264,571
DCT Industrial Trust, Inc.	202,381	1,457,143
Medical Properties Trust, Inc.	101,354	1,344,968
Sabra Health Care REIT, Inc.	23,951	692,902
STAG Industrial, Inc.	28,331	607,983

Total Specialized REITs		6,330,508

Total Common Stocks - 98.7%
(Cost $44,395,256)		42,376,320

Short-Term Investment - 1.2%

Money Market Fund - 1.2%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio — Institutional Class, 0.03%(b)
(Cost $519,585)	519,585	519,585

Investment of Cash Collateral For Securities Loaned - 2.0%

Money Market Fund - 2.0%
BNY Mellon Overnight Government Fund, 0.02%(c)
(Cost $849,375)	849,375	849,375

Total Investments - 101.9%
(Cost $45,764,216)		$ 43,745,280
Liabilities in Excess of Other Assets - (1.9)%		(826,646)
Net Assets - 100.0%		$ 42,918,634

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $832,927; total market value of collateral held by the Fund was $849,375.
(b)	Rate shown reflects the 7-day yield at January 31, 2014.
(c)	Rate shown reflects the 1-day yield at January 31, 2014.

REITs	- Real Estate Investment Trusts

Fair Value Measurement (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Transfers between levels and the reasons for these transfers are detailed in the tables below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2014 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$575,059,787	$—	$—	$575,059,787
Short-Term Investments	154,682,879	—	—	154,682,879
Other Financial Instruments**	547,191	—	—	547,191
Total	$730,289,857	$—	$—	$730,289,857

IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$30,766,655	$—	$—	$30,766,655
Short-Term Investments	9,656,591	—	—	9,656,591
Total	$40,423,246	$—	$—	$40,423,246
Liabilities
Other Financial Instruments**	(474)	—	—	(474)
Total	$(474)	$—	$—	$(474)

IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$19,718,138	$—	$—	$19,718,138
Short-Term Investments	2,406,504	—	—	2,406,504
Other Financial Instruments**	87,217	—	—	87,217
Total	$22,211,859	$—	$—	$22,211,859

IQ Real Return ETF
Assets
Investment Companies*	$21,965,121	$—	$—	$21,965,121
Short-Term Investments	5,015,198	—	—	5,015,198
Total	$26,980,319	$—	$—	$26,980,319

IQ Global Resources ETF
Assets
Common Stocks†	$72,244,428	$689,460	$—	$72,933,888
Short-Term Investments	8,227,315	—	—	8,227,315
Other Financial Instruments**	187,117	—	—	187,117
Total	$80,658,860	$689,460	$—	$81,348,320

IQ Merger Arbitrage ETF
Assets
Common Stocks*	$16,033,764	$615	$—	$16,034,379
Short-Term Investments	9,007,534	—	—	9,007,534
Other Financial Instruments**	66,175	—	—	66,175
Total	25,107,473	615	—	25,108,088

IQ Australia Small Cap ETF
Assets
Common Stocks*	$8,507,111	$—	$—	$8,507,111
Short-Term Investment	1,008,805	—	—	1,008,805
Total	$9,515,916	$—	$—	$9,515,916

IQ Canada Small Cap ETF
Assets
Common Stocks*	$14,486,888	$3,239	$—	$14,490,127
Short-Term Investment	860,996	—	—	860,996
Total	$15,347,884	$3,239	$—	$15,351,123

IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$26,184,745	$—	$—	$26,184,745
Short-Term Investments	3,082,408	—	—	3,082,408
Total	$29,267,153	$—	$—	$29,267,153

IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$1,956,174	$—	$—	$1,956,174
Short-Term Investment	81,521	—	—	81,521
Total	$2,037,695	$—	$—	$2,037,695

IQ US Real Estate Small Cap ETF
Assets
Common Stocks*	$42,376,320	$—	$—	$42,376,320
Short-Term Investments	1,368,960	—	—	1,368,960
Total	$43,745,280	$—	$—	$43,745,280

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended January 31, 2014.

The cost basis of investments for Federal income tax purposes at January 31, 2014 was as follows (unaudited)*:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	715,059,352	15,977,480	(1,294,166)	14,683,314
IQ Hedge Macro Tracker ETF	41,512,641	411,223	(1,500,618)	(1,089,395)
IQ Hedge Market Neutral Tracker ETF	22,119,057	169,301	(163,716)	5,585
IQ Real Return ETF	27,005,462	323,405	(348,548)	(25,143)
IQ Global Resources ETF	87,357,616	2,508,938	(8,705,351)	(6,196,413)
IQ Merger Arbitrage ETF	24,836,871	402,026	(196,984)	205,042
IQ Australia Small Cap ETF	11,133,977	935,574	(2,553,635)	(1,618,061)
IQ Canada Small Cap ETF	19,914,295	1,517,074	(6,080,246)	(4,563,172)
IQ Global Agribusiness Small Cap ETF	30,995,093	3,115,209	(4,843,149)	(1,727,940)
IQ Global Oil Small Cap ETF	2,242,533	151,683	(356,521)	(204,838)
IQ US Real Estate Small Cap ETF	45,789,057	1,636,163	(3,679,940)	(2,043,777)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 20, 2014

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	March 20, 2014

* Print the name and title of each signing officer under his or her signature.